Share-based compensation (Details 3) ¥ in Millions			1 Months Ended	12 Months Ended									121 Months Ended
	Oct. 01, 2022 $ / shares shares	Oct. 31, 2020 $ / shares shares	May 31, 2015 $ / shares shares	Dec. 31, 2024 CNY (¥) $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 CNY (¥) $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	May 31, 2025
Share-based compensation
Share-based compensation expenses					¥ 2,999			¥ 4,804			¥ 7,548
Share Incentive Plan | Options | Founder
Share-based compensation
Vesting schedule													10 years
Share-based compensation expenses					21			¥ 38			¥ 54
Unrecognized share-based compensation expense related to the share options granted				¥ 6	¥ 6	¥ 6
Weighted-average period over which share-based compensation expense is expected to be recognized					4 months 24 days
Share Incentive Plan | Options | Founder | Each anniversary
Share-based compensation
Vesting percentage (as a percent)													10.00%
Share Incentive Plan | Options | Founder | Class A ordinary shares
Share-based compensation
Granted (in shares) | shares			26,000,000
Granted (in dollars per share) | $ / shares			$ 16.7
Share Incentive Plan | Options | Founder | ADS
Share-based compensation
Granted (in dollars per share) | $ / shares			$ 33.4
Share Incentive Plan | Options | Service-based | Employees and Non-employees
Share-based compensation
Granted (in shares) | shares					0			0			0
Share Incentive Plan | RSU | Service-based | Employees and Non-employees
Share-based compensation
Share-based compensation expenses					¥ 1,024			¥ 1,840			¥ 3,877
Weighted-average period over which share-based compensation expense is expected to be recognized					3 years
Granted (in shares) | shares					43,677,248			16,682,380			13,951,100
Granted (in dollars per share) | $ / shares				¥ 15.33			$ 18.24			$ 29.81
Unrecognized share-based compensation expense related to awards other than options				¥ 3,622	¥ 3,622	3,622
JD Logistics Plan | Options | Employees and Non-employees
Share-based compensation
Share-based compensation expenses					143			¥ 387			¥ 702
Unrecognized share-based compensation expense related to the share options granted				205	¥ 205	205
Weighted-average period over which share-based compensation expense is expected to be recognized					1 year 9 months 18 days
JD Logistics Plan | Options | Liu
Share-based compensation
Granted (in shares) | shares		99,186,705
Granted (in dollars per share) | $ / shares		$ 0.01
Vesting schedule		6 years
Vesting percentage (as a percent)		16.70%
JD Logistics Plan | RSU | Employees and Non-employees
Share-based compensation
Share-based compensation expenses					¥ 389			¥ 406			¥ 259
Unrecognized share-based compensation expense related to the share options granted				482	¥ 482	¥ 482
Weighted-average period over which share-based compensation expense is expected to be recognized					2 years 10 months 24 days
Granted (in shares) | shares					59,551,652			55,937,435			41,570,538
Granted (in dollars per share) | $ / shares						¥ 9.88			$ 12.93			$ 18.23
JD Health | Options | Employees and Non-employees
Share-based compensation
Share-based compensation expenses					¥ 141			¥ 617			¥ 960
Unrecognized share-based compensation expense related to the share options granted				255	¥ 255	¥ 255
Weighted-average period over which share-based compensation expense is expected to be recognized					2 years 1 month 6 days
JD Health | Options | Liu
Share-based compensation
Granted (in shares) | shares		53,042,516
Granted (in dollars per share) | $ / shares	$ 0.0000005	$ 0.0000005
Vesting schedule		6 years
Vesting percentage (as a percent)		16.70%
JD Health Plan | RSU | Employees and Non-employees
Share-based compensation
Weighted-average period over which share-based compensation expense is expected to be recognized					2 years 3 months 18 days
Granted (in shares) | shares					8,706,890			6,051,558			4,638,422
Granted (in dollars per share) | $ / shares						¥ 30.64			$ 52.87			$ 52.33
JD Health Plan | RSU | Service-based | Employees and Non-employees
Share-based compensation
Share-based compensation expenses					¥ 1,002			¥ 1,161			¥ 1,108
Unrecognized share-based compensation expense related to awards other than options				¥ 666	¥ 666	¥ 666
JD Property Plan | Options | Employees and Non-employees
Share-based compensation
Granted (in shares) | shares					8,414,710			11,348,777			108,399,512
Share-based compensation expenses					¥ 30			¥ 34			¥ 354
Weighted average grant date fair value of options granted | $ / shares				¥ 4.39			5.18			4.03
Weighted-average period over which share-based compensation expense is expected to be recognized					2 years 9 months 18 days
Unrecognized share-based compensation expense related to awards other than options				¥ 37	¥ 37	37
JD Property Plan | Options | Liu
Share-based compensation
Granted (in shares) | shares	81,446,610
Granted (in dollars per share) | $ / shares	$ 0.0000005
Jd Industrials Plan | Options | Employees and Non-employees
Share-based compensation
Granted (in shares) | shares					20,209,266			47,915,455			2,660,000
Share-based compensation expenses					¥ 160			¥ 180			¥ 7
Weighted average grant date fair value of options granted | $ / shares				¥ 2.25			$ 1.46			$ 1.4
Unrecognized share-based compensation expense related to the share options granted				¥ 231	¥ 231	¥ 231
Weighted-average period over which share-based compensation expense is expected to be recognized					3 years 1 month 6 days